John Hancock
Preferred Income Fund II
Quarterly portfolio holdings 10/31/2021

Fund’s investments
As of 10-31-21 (unaudited)
	Shares	Value
Preferred securities (A) 93.2% (64.0% of Total investments)		$408,567,202
(Cost $389,690,411)
Communication services 6.6%		29,154,300
Diversified telecommunication services 1.3%
Qwest Corp., 6.750%	220,000	5,788,200
Wireless telecommunication services 5.3%
Telephone & Data Systems, Inc., 6.000%	222,100	5,823,462
Telephone & Data Systems, Inc., 6.625%	211,250	5,794,588
U.S. Cellular Corp., 5.500%	105,000	2,794,050
U.S. Cellular Corp., 5.500%	110,000	2,912,800
U.S. Cellular Corp., 6.250%	220,000	6,041,200
Consumer discretionary 1.6%		7,040,780
Internet and direct marketing retail 1.6%
Qurate Retail, Inc., 8.000%	58,500	6,387,030
QVC, Inc., 6.250% (B)(C)	25,000	653,750
Consumer staples 3.4%		14,880,000
Food products 3.4%
Ocean Spray Cranberries, Inc., 6.250% (C)(D)	160,000	14,880,000
Energy 2.1%		9,425,100
Oil, gas and consumable fuels 2.1%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (C)	210,000	5,640,600
NuStar Logistics LP (3 month LIBOR + 6.734%), 6.866% (C)(E)	150,000	3,784,500
Financials 35.2%		154,222,323
Banks 18.0%
Bank of America Corp., 6.000% (C)	108,575	2,890,267
Bank of America Corp. (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (C)	110,000	2,922,700
Bank of America Corp., 7.250% (C)	7,000	10,025,540
Citigroup Capital XIII (3 month LIBOR + 6.370%), 6.502% (E)	265,000	7,274,250
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)(C)	300,564	8,442,843
Fifth Third Bancorp, 6.000% (C)	150,000	4,002,000
First Republic Bank, 4.000% (C)	165,000	4,022,700
First Republic Bank, 4.700% (C)	128,875	3,455,139
Fulton Financial Corp., 5.125% (C)	113,025	2,974,818
Pinnacle Financial Partners, Inc., 6.750%	140,000	3,946,600
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (C)	164,500	4,309,900
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (C)	109,000	2,803,480
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(C)	269,225	7,578,684
Wells Fargo & Company, 7.500% (B)(C)	7,500	11,399,775
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	93,000	2,670,960
Western Alliance Bancorp, 6.250%	7,550	190,336
Capital markets 4.6%
Brookfield Finance, Inc., 4.625% (C)	95,000	2,415,850
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (C)	125,000	3,577,500
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%) (C)	86,000	2,429,500
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)(C)	405,472	11,515,405
Consumer finance 1.4%
Navient Corp., 6.000% (B)(C)	244,271	6,246,009
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 11.1%
AEGON Funding Company LLC, 5.100% (C)	267,925	$7,217,900
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	131,750	3,772,003
American Financial Group, Inc., 5.125% (C)	123,850	3,362,528
American International Group, Inc., 5.850% (C)	200,000	5,448,000
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)(C)	250,000	7,472,500
Brighthouse Financial, Inc., 6.600%	222,187	6,107,921
Prudential PLC, 6.500%	103,000	2,634,740
RenaissanceRe Holdings, Ltd., 4.200% (C)	169,000	4,255,420
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (B)(C)	46,750	1,218,305
The Phoenix Companies, Inc., 7.450% (C)	216,500	3,897,000
Unum Group, 6.250% (C)	127,500	3,480,750
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (F)	75,000	261,000
Health care 0.7%		2,893,000
Health care equipment and supplies 0.7%
Becton, Dickinson and Company, 6.000%	55,000	2,893,000
Industrials 1.0%		4,318,285
Trading companies and distributors 1.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	137,525	4,318,285
Real estate 4.7%		20,426,149
Equity real estate investment trusts 4.7%
Diversified Healthcare Trust, 5.625% (B)(C)	665,020	16,126,735
Pebblebrook Hotel Trust, 6.375%	104,650	2,825,550
Vornado Realty Trust, 5.400%	56,600	1,473,864
Utilities 37.9%		166,207,265
Electric utilities 13.6%
American Electric Power Company, Inc., 6.125% (C)	130,000	6,464,900
American Electric Power Company, Inc., 6.125% (B)(C)	115,000	5,938,600
Duke Energy Corp., 5.750% (C)	160,000	4,448,000
Interstate Power & Light Company, 5.100% (C)	108,837	2,834,115
NextEra Energy, Inc., 5.279% (C)	55,000	2,995,850
NextEra Energy, Inc., 6.219% (B)(C)	313,000	17,152,400
NSTAR Electric Company, 4.780% (B)(C)	15,143	1,559,729
PG&E Corp., 5.500%	35,000	3,958,500
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)(C)	64,650	1,666,031
The Southern Company, 6.750% (C)	245,000	12,541,550
Gas utilities 4.3%
South Jersey Industries, Inc., 5.625% (C)	188,875	5,050,518
South Jersey Industries, Inc., 8.750%	130,000	6,607,900
Spire, Inc., 7.500%	46,000	2,261,360
UGI Corp., 7.250%	49,500	5,025,735
Independent power and renewable electricity producers 2.1%
The AES Corp., 6.875%	89,000	8,989,890
Multi-utilities 17.9%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	290,000	8,099,700
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	420,050	$11,589,180
CMS Energy Corp., 5.625% (C)	187,515	5,010,401
DTE Energy Company, 5.250% (C)	160,000	4,187,200
DTE Energy Company, 6.250% (C)	341,650	17,246,486
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	237,872	6,482,012
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(C)	288,000	8,098,560
NiSource, Inc., 7.750% (B)(C)	97,600	10,465,648

Sempra Energy, 5.750% (C)	270,000	7,533,000
Common stocks 8.4% (5.8% of Total investments)		$37,115,573
(Cost $41,633,277)
Communication services 0.4%		1,779,000
Diversified telecommunication services 0.4%
Lumen Technologies, Inc. (C)	150,000	1,779,000
Energy 3.5%		15,591,378
Oil, gas and consumable fuels 3.5%
BP PLC, ADR (C)	140,000	4,030,600
Equitrans Midstream Corp. (C)	358,446	3,695,578
The Williams Companies, Inc. (B)(C)	280,000	7,865,200
Utilities 4.5%		19,745,195
Multi-utilities 4.5%
Algonquin Power & Utilities Corp.	128,000	6,172,160
Dominion Energy, Inc. (B)(C)	135,500	13,573,035

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 41.4% (28.5% of Total investments)				$181,532,377
(Cost $175,596,016)
Communication services 1.4%				6,089,976
Wireless telecommunication services 1.4%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (C)(G)	6.875	07-19-27	5,988,000	6,089,976
Consumer discretionary 2.5%				10,988,930
Automobiles 2.5%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)	5.700	09-30-30	2,500,000	2,881,250
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (G)	6.500	09-30-28	7,239,000	8,107,680
Consumer staples 0.2%				723,600
Food products 0.2%
Land O’ Lakes, Inc. (B)(C)(D)(G)	8.000	07-16-25	670,000	723,600
Energy 5.8%				25,311,418
Oil, gas and consumable fuels 5.8%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22	9,297,000	9,320,243
Energy Transfer LP (3 month LIBOR + 3.018%) (C)(E)	3.143	11-01-66	8,050,000	6,649,300
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (G)	6.625	02-15-28	6,500,000	6,296,875
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)(C)(G)	6.875	02-15-23	3,000,000	3,045,000
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 25.6%				$112,441,297
Banks 16.0%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (C)(G)	5.875	03-15-28	6,096,000	6,824,289
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)(C)(G)	7.750	09-15-23	1,102,000	1,196,827
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (G)	8.000	06-15-24	1,935,000	2,157,525
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (G)	6.375	04-06-24	6,000,000	6,307,500
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (G)	5.625	07-01-25	2,750,000	3,035,313
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (G)	5.625	07-15-30	1,500,000	1,740,000
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (B)(C)(E)(G)	3.451	01-01-22	4,220,000	4,222,065
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (C)(G)	4.600	02-01-25	6,500,000	6,648,633
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(C)(G)	6.750	02-01-24	667,000	729,058
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (G)	7.500	06-27-24	6,000,000	6,637,500
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (G)	3.500	09-01-26	7,200,000	7,074,000
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (D)(G)	5.375	11-18-30	4,900,000	5,206,250
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (G)	4.100	02-15-31	4,500,000	4,411,530
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (G)	4.700	11-15-31	3,450,000	3,506,063
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (C)(G)	3.400	09-15-26	2,800,000	2,761,500
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (G)	3.700	01-15-27	5,735,000	5,712,347
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(C)(G)	5.900	06-15-24	2,000,000	2,132,320
Capital markets 2.4%
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (C)(G)	4.000	12-01-30	2,700,000	2,740,500
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (B)(C)(G)	4.000	06-01-26	4,000,000	4,116,600
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (C)(G)	5.375	06-01-25	3,100,000	3,409,690
Consumer finance 2.1%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (G)	3.550	09-15-26	5,500,000	5,527,500
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (G)	6.125	06-23-25	3,400,000	3,782,500
Diversified financial services 0.7%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	3,000,000	3,165,000
Insurance 4.4%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (G)	6.000	06-01-25	2,000,000	2,200,000
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (C)(G)	5.875	03-15-28	4,000,000	4,608,587
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (D)(G)	6.500	11-13-26	5,750,000	5,663,750
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (C)(D)(G)	7.000	05-13-25	6,890,000	6,924,450
Utilities 5.9%				25,977,156
Electric utilities 5.0%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%) (C)	3.250	01-15-82	3,350,000	3,327,260
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (G)	5.375	03-15-26	4,650,000	4,801,125
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (C)	6.750	06-15-76	2,490,000	2,922,961
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(C)(G)	6.250	02-01-22	6,500,000	6,542,054
The Southern Company (3.750% to 9-15-26, then 5 Year CMT + 2.915%) (B)(C)	3.750	09-15-51	2,000,000	2,028,600
The Southern Company (4.000% to 10-15-25, then 5 Year CMT + 3.733%) (B)(C)	4.000	01-15-51	2,369,000	2,470,156
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.9%

CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (B)(C)	4.750	06-01-50	3,500,000	$3,885,000

Capital preferred securities (H) 1.5% (1.0% of Total investments)				$6,575,983
(Cost $5,574,000)
Utilities 1.5%				6,575,983
Multi-utilities 1.5%
Dominion Resources Capital Trust III (B)(C)	8.400	01-15-31	5,000,000	6,575,983

	Par value^	Value
Short-term investments 1.1% (0.7% of Total investments)		$4,652,000
(Cost $4,652,000)
Repurchase agreement 1.1%		4,652,000
Repurchase Agreement with State Street Corp. dated 10-29-21 at 0.000% to be repurchased at $4,652,000 on 11-1-21, collateralized by $4,486,800 U.S. Treasury Notes, 2.500% due 5-15-24 (valued at $4,745,043)	4,652,000	4,652,000
Total investments (Cost $617,145,704) 145.6%		$638,443,135
Other assets and liabilities, net (45.6%)		(199,903,566)
Total net assets 100.0%		$438,539,569

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is on loan as of 10-31-21, and is a component of the fund’s leverage under the Credit Facility Agreement.
(C)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-21 was $394,116,563. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $170,109,792.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
The fund had the following country composition as a percentage of total investments on 10-31-21:
United States	88.0%
Canada	5.8%
United Kingdom	2.7%
Bermuda	1.8%
Other countries	1.7%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	520	Short	Dec 2021	$(69,154,991)	$(67,965,625)	$1,189,366
						$1,189,366
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	60,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(1,101,933)	$(1,101,933)
								—	$(1,101,933)	$(1,101,933)

(a)	At 10-31-21, the 3 month LIBOR was 0.132%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2021, by major security category or type:
	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$29,154,300	$29,154,300	—	—
Consumer discretionary	7,040,780	7,040,780	—	—
Consumer staples	14,880,000	—	$14,880,000	—
Energy	9,425,100	9,425,100	—	—
Financials	154,222,323	150,325,323	3,897,000	—
Health care	2,893,000	2,893,000	—	—
Industrials	4,318,285	4,318,285	—	—
Real estate	20,426,149	20,426,149	—	—
Utilities	166,207,265	159,725,253	6,482,012	—
Common stocks	37,115,573	37,115,573	—	—
Corporate bonds	181,532,377	—	181,532,377	—
Capital preferred securities	6,575,983	—	6,575,983	—
Short-term investments	4,652,000	—	4,652,000	—
Total investments in securities	$638,443,135	$420,423,763	$218,019,372	—
Derivatives:
Assets
Futures	$1,189,366	$1,189,366	—	—
Liabilities
Swap contracts	(1,101,933)	—	$(1,101,933)	—
8	|

For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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